Balance Sheet (Parenthetical)	2 Months Ended
Mar. 31, 2021 $ / shares shares
Preferred Stock Par Value Per Share | $ / shares	$ 0.0001
Preferred Stock Shares Authorized	1,000,000
Preferred Stock Shares Issued	0
Preferred Stock Shares Outstanding	0
Class A Common Stock
Common stock subject to possible redemption	39,903,290
Temporary Equity, Redemption Price Per Share | $ / shares	$ 10.00
Common Stock Par Value Per Share | $ / shares	$ 0.0001
Common Stock Shares Authorized	200,000,000
Common Stock Shares Issued	2,863,810
Common Stock Shares Outstanding	2,863,810
Class B Common Stock
Common Stock Par Value Per Share | $ / shares	$ 0.0001
Common Stock Shares Authorized	30,000,000
Common Stock Shares Issued	5,000,000
Common Stock Shares Outstanding	5,000,000
Class K Common Stock
Common Stock Par Value Per Share | $ / shares	$ 0.0001
Common Stock Shares Authorized	30,000,000
Common Stock Shares Issued	5,000,000
Common Stock Shares Outstanding	5,000,000
Class K Founder Shares
Shares Issued to sponser forfeited	5,000,000